Leases - Maturities of lease liabilities under ASC 842 (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Leases
Lease payments for leases with lease term less than one year	¥ 286
2024	2,676
2025	2,112
2026	2,089
2027	2,003
2028 and thereafter	1,127
Total minimum lease payments	10,007
Less: interest	(1,950)
Present value of lease obligations	¥ 8,057	$ 1,135	¥ 38,921